Financial assets and liabilities - Financing activity (Details) € in Millions, R$ in Millions		12 Months Ended
	Oct. 07, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 07, 2024 BRL (R$)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 EUR (€)
Financial assets and liabilities
Total borrowings		$ 3,902,000,000	$ 3,734,000,000
Proceeds from borrowings		517,000,000	79,000,000	$ 709,000,000
Lease obligations		374,000,000	408,000,000	327,000,000
New lease liabilities incurred during the year		72,000,000	158,000,000
Foreign currency movements.		(6,000,000)	5,000,000
Principal repayments of leases.		97,000,000	78,000,000	$ 59,000,000
Disposal of lease assets		3,000,000	$ 4,000,000
Ardagh Group [member]
Financial assets and liabilities
Lease obligations		$ 3,000,000
6.000% Senior Secured Green Notes
Financial assets and liabilities
Stated interest rate		6.00%	6.00%		6.00%
Maximum amount drawable		$ 600,000,000	$ 600,000,000
3.250% Senior Secured Green Notes
Financial assets and liabilities
Stated interest rate		3.25%	3.25%		3.25%
Maximum amount drawable		$ 600,000,000	$ 600,000,000
3.000% Senior Green Notes
Financial assets and liabilities
Stated interest rate		3.00%	3.00%		3.00%
Maximum amount drawable			$ 500,000,000		€ 500
4.000% Senior Green Notes
Financial assets and liabilities
Stated interest rate		4.00%	4.00%		4.00%
Maximum amount drawable		$ 1,050,000,000	$ 1,050,000,000
2.000% Senior Secured Green Notes
Financial assets and liabilities
Stated interest rate		2.00%	2.00%		2.00%
Maximum amount drawable			$ 450,000,000		€ 450
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable		$ 272,000,000	369,000,000
Total borrowings		0	0
Proceeds from borrowings		0	0
Maximum Capacity Available		$ 363,000,000	$ 407,000,000
Senior Secured Term Loan
Financial assets and liabilities
Maximum amount drawable | €					€ 269
Total borrowings							$ 300,000,000	€ 269
Banco Bradesco S.A. [Member]
Financial assets and liabilities
Debt instrument term (in years)	3 years
Maximum Capacity Available	$ 90,000,000					R$ 500